Unique LoanID	Final Current Event Level	Current Exceptions	Collection Comments
300004	1		It appears that this loan may perform. The account is due for 11/XX/2013, with the last payment received on 10/XX/13. RFD is due to lost paperwork at service transfer. No other issues were reported..